PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets Consist) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense, Current [Abstract]
Receivable from the German authorities	[1]	$ 393	$ 350
Income tax receivable		509	2,123
Interest from bank deposits		718	459
Value Added Tax (VAT) receivable		600	404
Prepaid uniforms		828	814
Prepaid insurance		905	576
Prepaid licenses		858	685
Prepaid rent		657	412
Other		900	1,866
Total prepaid expenses and other current assets		$ 6,368	$ 7,689

[1]	In Germany, the employees are eligible for payroll support. The Company pays their full salary to its German employees and the Company is reimbursed by the German government for the payroll support amount.